Restructuring and Asset Impairment Charges - Schedule of Restructuring and Asset Impairment Charges (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges	$ 45	$ 0	$ 59,197
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges			53,228
Contract Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges	19		4,767
Employee Severance and Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges	$ 26		$ 1,202